Income Taxes (Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Computed federal taxes at statutory rate									$ 20,735	$ 21,437	$ 20,096
State income taxes, net of federal tax benefit									1,591	1,654	1,586
Tax-exempt interest income									(712)	(785)	(804)
Bank-owned life insurance									(1,044)	(1,172)	(1,269)
Tax reserve adjustment									8	(70)	(85)
Other items, net									(280)	(493)	(1,071)
Income tax expense	$ 5,848	$ 5,526	$ 3,780	$ 5,144	$ 4,787	$ 5,837	$ 5,029	$ 4,918	$ 20,298	$ 20,571	$ 18,453